UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya International High Dividend Equity Income Fund	as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 8.5%
13,303		Australia & New Zealand Banking Group Ltd.	$261,067	0.4
28,027		BHP Billiton Ltd.	372,678	0.6
42,582		Coca-Cola Amatil Ltd.	277,781	0.5
62,659		Goodman Group	276,024	0.5
123,076		Incitec Pivot Ltd.	335,223	0.5
81,535		Insurance Australia Group Ltd.	325,723	0.5
141,820		Metcash Ltd.	151,008	0.2
13,741		National Australia Bank Ltd.	291,389	0.5
211,582		Nine Entertainment Co. Holdings Ltd.	253,525	0.4
7,668		Rio Tinto Ltd.	255,329	0.4
47,892		Santos Ltd.	138,710	0.2
281,895		Sigma Pharmaceuticals Ltd.	177,263	0.3
28,027	@	South32 Ltd. - AUD	24,126	0.0
32,633	@	Spark Infrastructure Group	44,135	0.1
254,536		Spark Infrastructure Group - Stapled Security	348,902	0.6
96,542		Stockland	278,566	0.5
35,142		Suncorp Group Ltd	339,374	0.6
2,194	@	Transurban Group	16,454	0.0
39,486		Transurban Group - Stapled Security	295,919	0.5
27,092		Treasury Wine Estates Ltd.	147,559	0.2
151,163		Vicinity Centres	295,678	0.5
13,880		Westpac Banking Corp.	321,919	0.5
			5,228,352	8.5

		Belgium: 0.3%
3,623		Ageas	158,511	0.3

		China: 10.0%
45,500		Beijing Enterprises Holdings Ltd.	284,242	0.5
81,500		BOC Hong Kong Holdings Ltd.	249,800	0.4
838,000		China BlueChemical Ltd.	227,649	0.4
788,380		China Construction Bank	543,049	0.9
139,000		China Life Insurance Co., Ltd.	480,299	0.8
60,000		China Merchants Bank Co., Ltd.	140,976	0.2
132,000		China Overseas Land & Investment Ltd.	437,179	0.7
1	@	China Overseas Property Holdings Ltd.	–	–
397,400		China Petroleum & Chemical Corp.	245,724	0.4
620,000		China Resources Cement Holdings Ltd.	201,722	0.3
138,000		China Resources Power Holdings Co.	259,516	0.4
210,000		China Unicom Hong Kong Ltd.	260,707	0.4
258,000		COSCO Pacific Ltd.	317,576	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
670,000	Datang International Power Generation Co., Ltd.	$215,576	0.4
27,500	Hengan International Group Co., Ltd.	277,372	0.5
1,017,258	Industrial & Commercial Bank of China	616,270	1.0
152,000	Jiangsu Expressway Co. Ltd.	197,490	0.3
604,500	Parkson Retail Group Ltd.	77,657	0.1
320,000	PetroChina Co., Ltd.	226,737	0.4
123,000	Shanghai Industrial Holdings Ltd.	321,510	0.5
140,400	Shanghai Pharmaceuticals Holding Co. Ltd.	307,945	0.5
165,500	Shimao Property Holdings Ltd.	276,044	0.4
		6,165,040	10.0

	Denmark: 0.4%
79	AP Moller - Maersk A/S - Class B	120,249	0.2
24,636	TDC A/S	129,181	0.2
		249,430	0.4

	France: 10.2%
7,152	Alstom SA	222,136	0.4
26,686	AXA S.A.	721,074	1.2
11,346	BNP Paribas	671,736	1.1
15,931	Carrefour S.A.	490,997	0.8
6,575	Casino Guichard Perrachon S.A.	375,634	0.6
8,072	Cie de Saint-Gobain	356,167	0.6
5,773	Eutelsat Communications	172,213	0.3
14,194	Orange SA	245,054	0.4
44,104	Engie SA	767,858	1.2
2,572	Danone	179,855	0.3
8,595	Metropole Television SA	159,592	0.3
8,691	Sanofi	772,404	1.2
10,498	Total S.A.	519,842	0.8
9,909	Vinci S.A.	643,699	1.0
		6,298,261	10.2

	Germany: 3.0%
1,855	Adidas AG	179,166	0.3
5,023	Daimler AG	448,370	0.7
9,597	Deutsche Telekom AG	176,880	0.3
34,359	E.ON AG	325,968	0.5
2,107	Muenchener Rueckversicherungs-Gesellschaft AG	423,681	0.7
3,940	SAP SE	311,140	0.5
		1,865,205	3.0

	Hong Kong: 3.2%
129,540	AIA Group Ltd.	773,460	1.2
2,470,000	Emperor Watch & Jewellery Ltd.	63,005	0.1

PORTFOLIO OF INVESTMENTS
Voya International High Dividend Equity Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong: (continued)
129,000	Hang Lung Properties Ltd.	$302,340	0.5
840,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	292,563	0.5
433	Link REIT	2,628	0.0
63,000	MTR Corp.	292,515	0.5
57,400	Television Broadcasts Ltd.	230,878	0.4
		1,957,389	3.2

	India: 3.4%
58,624	GAIL India Ltd.	321,707	0.5
83,697	ICICI Bank Ltd.	345,777	0.6
55,399	ITC Ltd.	284,567	0.5
157,921	NTPC Ltd.	310,557	0.5
113,600	Punjab National Bank	246,955	0.4
22,861	Reliance Industries Ltd.	331,443	0.5
69,429	Tata Steel Ltd.	239,415	0.4
		2,080,421	3.4

	Indonesia: 0.6%
220,200	Indo Tambangraya Megah PT	107,559	0.2
701,200	Indofood Sukses Makmur Tbk PT	246,625	0.4
		354,184	0.6

	Ireland: 1.0%
21,655	CRH PLC - Dublin	635,928	1.0

	Italy: 3.6%
29,705	Assicurazioni Generali S.p.A.	564,261	0.9
128,914	Enel S.p.A.	567,801	0.9
9,922	ENI S.p.A.	161,365	0.3
102,460	Intesa Sanpaolo SpA - ISP	351,120	0.6
7,911	Prysmian S.p.A.	172,812	0.3
65,429	UniCredit SpA	383,417	0.6
		2,200,776	3.6

	Macau: 0.5%
86,646	Sands China Ltd.	291,911	0.5

	Malaysia: 1.2%
256,728	Berjaya Sports Toto BHD	186,044	0.3
371,600	IJM Corp. Bhd	296,811	0.5
135,200	Malayan Banking BHD	263,801	0.4
		746,656	1.2

	Netherlands: 1.9%
6,302	Koninklijke DSM NV	320,378	0.5
33,232	Royal Dutch Shell PLC - Class B	826,721	1.4
		1,147,099	1.9

	Norway: 0.7%
26,067	Statoil ASA	401,283	0.7

	Singapore: 0.5%
224,700	First Resources Ltd.	316,498	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 5.3%
33,332	DGB Financial Group, Inc.	$299,088	0.5
16,808	Hite Jinro Co. Ltd.	350,279	0.6
9,443	Hyundai Marine & Fire Insurance Co., Ltd.	276,259	0.4
10,558	KB Financial Group, Inc.	321,177	0.5
13,420	KT Corp.	349,013	0.6
6,551	LG Display Co., Ltd.	144,309	0.2
1,443	POSCO	210,973	0.3
593	Samsung Electronics Co., Ltd.	656,417	1.1
9,424	Shinhan Financial Group Co., Ltd.	338,353	0.6
2,708	SK Innovation Co. Ltd.	297,716	0.5
		3,243,584	5.3

	Spain: 2.6%
14,309	Abertis Infraestructuras S.A.	221,170	0.4
24,054	Banco Santander SA	130,903	0.2
17,528	Ebro Foods SA	335,364	0.5
13,695	Indra Sistemas S.A.	140,404	0.2
24,293	Prosegur Cia de Seguridad SA	108,507	0.2
53,125	Telefonica S.A.	653,839	1.1
		1,590,187	2.6

	Sweden: 2.4%
13,062	Telefonaktiebolaget LM Ericsson	126,792	0.2
31,814	SSAB Svenskt Staal AB - Class A	109,922	0.2
8,015	Svenska Cellulosa AB SCA	230,667	0.4
107,590	TeliaSonera AB	528,770	0.8
47,858	Volvo AB - B Shares	494,035	0.8
		1,490,186	2.4

	Switzerland: 7.2%
8,760	Credit Suisse Group AG	188,253	0.3
3,998	LafargeHolcim Ltd.	213,565	0.3
10,734	Nestle S.A.	795,596	1.3
5,950	Novartis AG	507,608	0.8
2,955	Roche Holding AG	791,529	1.3
180	SGS S.A.	344,335	0.6
2,062	Syngenta AG	759,434	1.2
28,198	UBS Group AG	540,910	0.9
1,129	Zurich Insurance Group AG	297,147	0.5
		4,438,377	7.2

	Taiwan: 3.8%
194,000	Cathay Financial Holding Co., Ltd.	271,351	0.4
79,000	Cheng Uei Precision Industry Co., Ltd.	102,774	0.2
556,280	CTBC Financial Holding Co. Ltd.	291,313	0.5
23,612	MediaTek, Inc.	188,164	0.3
164,000	Powertech Technology, Inc.	353,916	0.6
129,000	Quanta Computer, Inc.	201,545	0.3

PORTFOLIO OF INVESTMENTS
Voya International High Dividend Equity Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
50,000	Radiant Opto-Electronics Corp.	$130,507	0.2
165,624	Taiwan Semiconductor Manufacturing Co., Ltd.	708,723	1.2
31,000	TPK Holding Co. Ltd.	87,903	0.1
		2,336,196	3.8

	Thailand: 0.4%
37,000	PTT PCL-Foreign	263,895	0.4

	United Kingdom: 14.9%
2,628	AstraZeneca PLC	178,318	0.3
59,342	Aviva PLC	457,147	0.7
171,442	Barclays PLC	576,476	0.9
50,238	BP PLC	290,346	0.5
18,661	Diageo PLC	535,218	0.9
39,003	GlaxoSmithKline PLC	792,658	1.3
121,222	HSBC Holdings PLC (GBP)	967,214	1.6
38,800	HSBC Holdings PLC (HKD)	309,384	0.5
170,325	J Sainsbury PLC	650,827	1.1
117,541	Kingfisher PLC	624,999	1.0
344,788	Lloyds Banking Group Plc	378,621	0.6
76,353	Mitie Group PLC	366,564	0.6
68,699	Premier Farnell PLC	107,088	0.2
13,095	Rio Tinto PLC	433,584	0.7
1,227,069	@ Rolls-Royce Holdings Entitlement	1,848	0.0
13,237	Rolls-Royce Holdings PLC	120,764	0.2
60,540	RSA Insurance Group PLC	401,387	0.6
13,986	SSE PLC	301,677	0.5
32,508	Segro PLC	215,790	0.3
17,240	Smiths Group PLC	267,846	0.4
14,639	Standard Chartered PLC	122,753	0.2
54,799	Tate & Lyle PLC	486,101	0.8
29,973	UBM PLC	228,303	0.4
15,615	WPP PLC	360,872	0.6
		9,175,785	14.9

	United States: 10.8%
16,313	AT&T, Inc.	549,259	0.9
11,591	Bristol-Myers Squibb Co.	776,713	1.3
13,698	Dow Chemical Co.	714,077	1.2
23,765	Intel Corp.	826,309	1.3
12,500	JPMorgan Chase & Co.	833,500	1.4
7,341	Kraft Heinz Co.	540,958	0.9
9,075	Philip Morris International, Inc.	793,064	1.3
25,600	Starwood Property Trust, Inc.	520,448	0.8
17,487	Teekay LNG Partners L.P.	396,955	0.6
9,205	Valero Energy Corp.	661,471	1.1
		6,612,754	10.8

	Total Common Stock
	(Cost $68,325,061)	59,247,908	96.4
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 2.0%
	Brazil: 0.4%
125,004	Cia Energetica de Minas Gerais	$213,240	0.4

	Germany: 0.6%
2,521	Volkswagen AG	349,427	0.6

	South Korea: 1.0%
856	Hyundai Motor Co.	81,966	0.1
2,271	Hyundai Motor Co.- Series 2	218,426	0.3
363	Samsung Electronics Co., Ltd.	343,201	0.6
		643,593	1.0

	Total Preferred Stock
	(Cost $1,922,710)	1,206,260	2.0

RIGHTS: 0.0%
	Australia: 0.0%
32,632	@ Spark Infrastructure Group - RTS	1,595	0.0
2,193	@ Transurban Group - RTS	952	0.0
		2,547	0.0

	Switzerland: 0.0%
8,760	@ Credit Suisse Group AG	5,364	0.0

	United Kingdom: 0.0%
4,182	@ Standard Chartered PLC	5,732	0.0

	Total Rights
	(Cost $–)	13,643	0.0

	Total Investments in Securities (Cost $70,247,771)	$60,467,811	98.4
	Assets in Excess of Other Liabilities	1,014,266	1.6
	Net Assets	$61,482,077	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $70,402,130.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,547,123
Gross Unrealized Depreciation	(13,481,442)
Net Unrealized Depreciation	$(9,934,319)

Sector Diversification	Percentage of Net Assets
Financials	29.3%
Consumer Staples	12.3
Industrials	9.0
Materials	8.0
Energy	8.0
Information Technology	7.2
Health Care	7.0
Consumer Discretionary	6.4
Utilities	6.0
Telecommunication Services	5.2
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya International High Dividend Equity Income Fund	as of November 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,228,352	$–	$5,228,352
Belgium	–	158,511	–	158,511
China	–	5,847,464	317,576	6,165,040
Denmark	–	249,430	–	249,430
France	–	6,298,261	–	6,298,261
Germany	–	1,865,205	–	1,865,205
Hong Kong	–	1,957,389	–	1,957,389
India	–	2,080,421	–	2,080,421
Indonesia	–	354,184	–	354,184
Ireland	–	635,928	–	635,928
Italy	–	2,200,776	–	2,200,776
Macau	–	291,911	–	291,911
Malaysia	186,044	560,612	–	746,656
Netherlands	–	1,147,099	–	1,147,099
Norway	–	401,283	–	401,283
Singapore	–	316,498	–	316,498
South Korea	–	3,243,584	–	3,243,584
Spain	–	1,590,187	–	1,590,187
Sweden	–	1,490,186	–	1,490,186
Switzerland	–	4,438,377	–	4,438,377
Taiwan	–	2,336,196	–	2,336,196
Thailand	–	263,895	–	263,895
United Kingdom	107,088	9,068,697	–	9,175,785
United States	6,612,754	–	–	6,612,754
Total Common Stock	6,905,886	52,024,446	317,576	59,247,908
Preferred Stock	213,240	993,020	–	1,206,260
Rights	12,048	1,595	–	13,643
Total Investments, at fair value	$7,131,174	$53,019,061	$317,576	$60,467,811
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(190,529)	$–	$(190,529)
Total Liabilities	$–	$(190,529)	$–	$(190,529)

(1)	For the period ended November 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2015, securities valued at $542,462 were transferred from Level 2 to Level 1 within the fair value hierarchy. In addition, securities valued at $371,835 were transferred from Level 2 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya International High Dividend Equity Income Fund	as of November 30, 2015 (Unaudited) (Continued)

At November 30, 2015, the following over-the-counter written options were outstanding for Voya International High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Deutsche Bank AG	Call on S&P/ASX 200 Index	5,159.475	AUD	12/03/15	$75,039	$(27,786)
1,610	Goldman Sachs & Co.	Call on EURO STOXX 50® Index	3,449.170	EUR	12/03/15	115,189	(121,057)
610	Morgan Stanley	Call on FTSE 100 Index	6,349.170	GBP	12/03/15	82,424	(39,743)
800	Deutsche Bank AG	Call on Hang Seng Index	22,789.390	HKD	12/03/15	46,549	(1,656)
9,400,000	Deutsche Bank AG	Call on Korea Stock Exchange KOSPI 200 Index	251.646	KRW	12/03/15	28,103	(247)
6,500	Deutsche Bank AG	Call on Taiwan Stock Exchange Weighted Index	8,842.577	TWD	12/03/15	28,036	(40)
		Total Written OTC Options				$375,340	$(190,529)

PORTFOLIO OF INVESTMENTS
Voya International High Dividend Equity Income Fund	as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$190,529
Total Liability Derivatives		$190,529

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

	Deutsche Bank AG	Goldman Sachs & Co.	Morgan Stanley	Totals
Liabilities:
Written options	$29,729	$121,057	$39,743	$190,529
Total Liabilities	$29,729	$121,057	$39,743	$190,529

Net OTC derivative instruments by counterparty, at fair value	$(29,729)	$(121,057)	$(39,743)	(190,529)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(29,729)	$(121,057)	$(39,743)	$(190,529)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016